CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income (loss)	$ 243	$ (3,511)	$ (7,371)	$ 1,322
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property and equipment	1	2	6	9
Amortization of other assets	52	53	210	214
Noncash stock-based compensation, including stock options and restricted stock	26	120	429	575
Change in fair value of warrant liability	(1,009)	2,751	4,277	(5,020)
Warrant inducement			0	14
Inventory reserve	(2)	17	59	210
Amortization of debt discount	0	142	320	257
Gain on disposal of property and equipment			0	(3)
(Gain)/loss on foreign currency transactions	(40)	1	(48)	26
(Increase) decrease in operating assets:
Accounts receivable	(224)	(355)	12	820
Inventory	(20)	(46)	(82)	(60)
Prepaid expenses and other current assets	22	53	21	(16)
Increase (decrease) in operating liabilities:
Accounts payable	(39)	(40)	(190)	(23)
Accrued expenses	90	(172)	78	121
License and supply agreement fee payable			0	(1,318)
Deferred revenue	(17)	363	(216)	(711)
Net cash used in operating activities	(917)	(622)	(2,495)	(3,583)
Investing activities
Proceeds from sales of property and equipment			0	3
Net cash provided by investing activities			0	3
Financing activities:
Proceeds from issuance of common stock, net of equity issuance costs	0	2,016	4,866	2,771
Proceeds from issuance of senior secured notes			1,572	2,800
Payment of financing costs			0	(399)
Proceeds from exercise of warrants	1	1	15	248
Payment of senior secured note	0	(1,500)	(3,250)	(1,300)
Net cash provided by financing activities	1	517	3,203	4,120
Effect of exchange rates on cash	(1)	(1)	(3)	(8)
Net increase (decrease) in cash	(917)	(106)	705	532
Cash, beginning of period	1,284	579	579	47
Cash, end of period	367	473	1,284	579
Supplemental disclosure of cash flow information
Cash paid for interest	$ 14	$ 77	188	54
Cash paid for taxes			6	2
Restricted stock issued to settle liability			$ 101	$ 77